Expected credit loss/(reversal) for receivables and other assets - Summary of Receivables and Other Assets (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Expected credit loss/(reversal) for receivables and other assets
Reversal for loan principal and financing service fee receivables			¥ (209,396,631)	¥ (195,177,565)
Reversal for finance lease receivables	¥ (4,954,732)	$ (697,860)	(5,086,116)	(16,452,740)
Reversal for contract assets			(31,168)	(87,784)
Expected credit loss for accounts receivables	199,711	28,129
Expected credit loss/(reversal) for other current assets	29,314,107	4,128,806	(8,061,187)	59,901,259
Expected credit loss for other non-current assets	94,462	13,305	1,453,719
Provision for Doubtful Accounts	¥ 24,653,548	$ 3,472,380	¥ (221,121,383)	¥ (151,816,830)